Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Taxes Continuing Operations [Abstract]
Provision for Income Taxes
The provision for income taxes is:

For the years ended December 31,	2021	2020	2019
Current Tax
Canada	104	(14)	14
United States	—	1	3
Asia Pacific	171	—	—
Other International	1	—	—
Total Current Tax Expense (Recovery)	276	(13)	17
Deferred Tax Expense (Recovery)	452	(838)	(814)
	728	(851)	(797)

Disclosure Of Reconciliation Of Accounting Profit From Continuing Operations Multiplied By Applicable Tax Rates Explanatory
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2021	2020	2019
Earnings (Loss) From Operations Before Income Tax	1,315	(3,230)	1,397
Canadian Statutory Rate	23.7%	24.0%	26.5%
Expected Income Tax Expense (Recovery) From Operations	312	(775)	370
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	3	19	(52)
Non-Taxable Capital (Gains) Losses	63	(42)	(38)
Non-Recognition of Capital (Gains) Losses	27	(42)	(39)
Adjustments Arising From Prior Year Tax Filings	(5)	(8)	4
Recognition of U.S. Tax Basis	—	—	(387)
U.S. Tax Attribute Limitation	217	—	—
Impact of Rate Changes	106	(7)	(671)
Other	5	4	16
Total Tax Expense (Recovery) From Operations	728	(851)	(797)
Effective Tax Rate	55.4%	26.3%	(57.1)%

Disclosure of deferred taxes
The breakdown of deferred income tax liabilities and deferred income tax assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

For the years ended December 31,	2021	2020
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,046	4,146
	4,046	4,146
Deferred Income Tax Assets
Deferred Income Tax Assets to be Settled Within Twelve Months	(556)	(88)
Deferred Income Tax Assets to be Settled After More Than Twelve Months	(898)	(860)
	(1,454)	(948)
Net Deferred Income Tax Liability	2,592	3,198

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory
The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Risk Management	Other	Total
As at December 31, 2019	4,498	1	44	4,543
Charged (Credited) to Earnings	(367)	(1)	(22)	(390)
Charged (Credited) to OCI	(7)	—	—	(7)
As at December 31, 2020	4,124	—	22	4,146
Charged (Credited) to Earnings	(234)	—	75	(159)
Charged (Credited) to Purchase Price Allocation	59	—	—	59
As at December 31, 2021	3,949	—	97	4,046

Deferred Income Tax Assets	Unused Tax Losses	Risk Management	Other	Total
As at December 31, 2019	(225)	(1)	(285)	(511)
Charged (Credited) to Earnings	(448)	(12)	12	(448)
Charged (Credited) to OCI	14	—	(3)	11
As at December 31, 2020	(659)	(13)	(276)	(948)
Charged (Credited) to Earnings	668	1	(58)	611
Charged (Credited) to Purchase Price Allocation	(656)	1	(466)	(1,121)
Charged (Credited) to OCI	(8)	—	12	4
As at December 31, 2021	(655)	(11)	(788)	(1,454)

Net Deferred Income Tax Liabilities	Total
As at December 31, 2019	4,032
Charged (Credited) to Earnings	(838)
Charged (Credited) to OCI	4
As at December 31, 2020	3,198
Charged (Credited) to Earnings	452
Charged (Credited) to Purchase Price Allocation	(1,062)
Charged (Credited) to OCI	4
As at December 31, 2021	2,592

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits

As at December 31,	2021	2020
Canada	11,167	6,540
United States	5,915	3,117
Asia Pacific	600	—
	17,682	9,657